SIGNIFICANT ACCOUNTING POLICIES (Cumulative Balance Sheet Adjustments - Adoption of ASC No. 606) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract assets	$ 47,760	$ 58,789
Other current assets	26,022	19,415
Accrued expenses	67,533	75,270
Accumulated deficit	(683,029)	(702,959)
Impact of Adoption [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract assets	(1,221)
Other current assets	(2,342)	2,004
Accrued expenses	(1,023)	483
Accumulated deficit	(2,540)	1,521
Amounts under Topic 605 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract assets	46,539
Other current assets	23,680
Accrued expenses	66,510
Accumulated deficit	$ (685,569)
Amounts under Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Other current assets		21,419
Accrued expenses		75,753
Accumulated deficit		$ (701,438)